Annual Total Returns[BarChart] - Macro Allocation Strategy - Class Y	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.68%	4.87%	(3.13%)	9.39%	7.50%	(3.50%)	4.04%	3.52%